SHARE-BASED COMPENSATION - 2020 CSI Solar Employee Incentive Plan (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
SHARE-BASED COMPENSATION
Aggregate amount of subscription	$ 55,335	$ 9,370	$ 8,808
Company's share-based compensation expense by plan
Aggregate amount of subscription	55,335	9,370	8,808
2006 Share incentive plan
SHARE-BASED COMPENSATION
Aggregate amount of subscription	46,981	9,370	8,808
Company's share-based compensation expense by plan
Aggregate amount of subscription	46,981	$ 9,370	$ 8,808
2020 CSI Solar employee incentive plan | CSI Solar
SHARE-BASED COMPENSATION
Aggregate amount of subscription				¥ 248	$ 36,342
Company's share-based compensation expense by plan
Recognized compensation expense	$ 8,354
Aggregate amount of subscription				¥ 248	$ 36,342